Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment
Premises and equipment at March 31, 2024 and 2025 consisted of the following:

	2024 (As Adjusted)	2025
	(in millions)
Land	¥389,709	¥406,470
Buildings	798,936	794,868
Equipment and furniture	557,073	561,926
Leasehold improvements	267,968	284,171
Construction in progress	30,001	34,007
Total	2,043,687	2,081,442
Less accumulated depreciation	1,171,046	1,161,588
Premises and equipment-net	¥872,641	¥919,854